Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 39,241,487	$ 18,659,655	$ 20,029,552
Operating expenses:
Cost of revenues	(15,253,318)	(21,548,566)	(24,084,598)
General and administrative expenses	(28,051,013)	(49,248,578)	(15,130,045)
Selling and marketing expenses	(12,953,898)	(9,347,807)	(7,347,777)
Research and development expenses	(3,007,443)	(1,963,025)	(1,954,842)
Other expenses	(9,399,169)	(3,055,655)	(2,773,643)
Other income	891,241	1,194,039	657,926
Total operating expenses	(67,773,600)	(83,969,592)	(50,632,979)
Loss from operations	(28,532,113)	(65,309,937)	(30,603,427)
Fair value gain on derivative instrument	1,381,157
Financial income	1,350,670	1,408,491	3,561,427
Financial expense	(15,645,752)	(9,979,536)	(6,772,719)
Loss before income tax expense	(41,446,038)	(73,880,982)	(33,814,719)
Income tax expense
Net loss	(41,446,038)	(73,880,982)	(33,814,719)
Net loss attributable to stockholders	(41,446,038)	(73,880,982)	(33,814,719)
Other comprehensive loss
Foreign currency translation adjustments
Total comprehensive loss	$ (41,446,038)	$ (73,880,982)	$ (33,814,719)
Net loss per share
Weighted average shares used to compute basic and diluted net loss per share (in Shares)	78,047,498	58,966,238	50,578,134
Weighted average shares used to compute diluted net loss per share (in Shares)	78,047,498	58,966,238	50,578,134
Net loss per common share – basic (in Dollars per share)	$ (0.53)	$ (1.25)	$ (0.67)
Net loss per common share – diluted (in Dollars per share)	$ (0.53)	$ (1.25)	$ (0.67)